Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides information regarding the compensation paid to our NEOs fo
r the
fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 and certain measures of Company performance for such periods.

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(2) ($)	Compensation Actually Paid to PEO 2(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA(6) ($)	Revenue ($)
							Company TSR(4) ($)	Peer Group TSR(5) ($)

2025	22,837,152	—	18,203,057	—	4,572,043	1,445,937	35.95	180.77	453,395,554	882,256,951	2,051,699,520

2024	3,454,117	12,088,037	(65,630,983)	(1,049,574)	4,104,572	2,664,852	45.91	163.58	502,007,687	775,442,119	1,883,150,778

2023	3,118,606	—	(110,909,644)	—	13,564,401	5,935,253	45.93	141.38	340,787,923	719,302,774	1,693,673,771

2022	3,138,418	—	(149,491,892)	—	4,755,734	2,468,497	68.61	93.85	281,389,330	579,711,116	1,375,217,646

2021	2,958,410	—	62,994,260	—	7,891,945	3,323,073	91.81	127.38	195,960,264	419,286,728	1,055,523,820

(1)
“PEO 1” is Chad Richison. “PEO 2” is Chris G. Thomas. Messrs. Richison and Thomas served as
Co-Chief
Executive Officers, or
Co-PEOs,
from February 7, 2024 to May 29, 2024. Mr. Richison was the sole PEO for 2025, 2023, 2022 and 2021. Mr. Thomas was a non-PEO
NEO for 2023.

(2)
The amounts reported in this column represent “compensation actually paid” to each PEO and the other
NEO
s (on average), as applicable, as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for 2025 were adjusted as follows:

	2025
	PEO 1	Non-PEO NEOs (average)

Summary Compensation Table Total ($)	22,837,152	4,572,043

Adjustments

Stock/Unit Awards ($)	(18,386,226)	(2,917,591)

Fair Value of Equity Awards ($)

Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	13,752,131	1,811,001

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	—	(471,036)

Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year ($)	—	3,403

Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	—	239,452

Change in Fair Value of Awards Granted in Prior Years that Failed to Vest	—	(1,791,335)

Total Adjustments for Fair Value of Equity Awards ($)	13,752,131	(208,515)

Compensation Actually Paid ($)	18,203,057	1,445,937

Equity awards granted to our PEOs and other NEOs during 2025 included (i) RSAs, (ii) RSUs, (iii) PSAs with vesting tied to the achievement of a specified VWAP Value, and (iv) PSUs with vesting tied to achievement of total revenue performance goals. To estimate the fair value of the PSAs, we considered the historical performance for the Company over the realized performance period, and then simulated the stock prices for the Company over the remaining performance period. We considered the risk-free rates as of the measurement dates and the equity volatilities for the Company as of the measurement dates using an approach consistent with the grant date fair value analysis.

(3)
For 2025, the
non-PEO
NEOs were Messrs. Hadlock, Foster, Peck, Boelte and Smith and Ms. Walker. For 2024, the
non-PEO
NEOs were Messrs. Boelte, Smith and Peck, Jason Clark, Ms. Walker and Holly Faurot. For 2023, the
non-PEO
NEOs were Messrs. Boelte, Thomas, Smith and Clark and Ms. Faurot. For 2022, the
non-PEO
NEOs were Messrs. Boelte and Smith, Jon Evans, Justin Long and Ms. Faurot. For 2021, the
non-PEO
NEOs were Messrs. Boelte, Smith, Evans and York and Ms. Faurot. The amounts reported in this column represent th
e average of the amounts reported in the “Total” column of the Summary Compensation Table for the non-PEO
NEOs in the applicable year.

(4)	The amounts reported in this column reflect the Company’s cumulative TSR as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2020.

(5)
The amounts reported in this column reflect the cumulative TSR of the S&P 500 Software & Services Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2020.

(6)
We define adjusted EBITDA as net income plus interest expense, taxes, depreciation and amortization, non-cash
stock-based compensation expense, certain transaction expenses that are not core to our operations (if any), the change in fair value of our interest rate swap (if any) and any loss on the extinguishment of debt, less any gain on modification of the naming rights agreement.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(3)
For 2025, the
non-PEO
NEOs were Messrs. Hadlock, Foster, Peck, Boelte and Smith and Ms. Walker. For 2024, the
non-PEO
NEOs were Messrs. Boelte, Smith and Peck, Jason Clark, Ms. Walker and Holly Faurot. For 2023, the
non-PEO
NEOs were Messrs. Boelte, Thomas, Smith and Clark and Ms. Faurot. For 2022, the
non-PEO
NEOs were Messrs. Boelte and Smith, Jon Evans, Justin Long and Ms. Faurot. For 2021, the
non-PEO
NEOs were Messrs. Boelte, Smith, Evans and York and Ms. Faurot. The amounts reported in this column represent th
e average of the amounts reported in the “Total” column of the Summary Compensation Table for the non-PEO
NEOs in the applicable year.

Peer Group Issuers, Footnote
(5)
The amounts reported in this column reflect the cumulative TSR of the S&P 500 Software & Services Index as of December 31 of each year presented, assuming an initial fixed $100 investment on December 31, 2020.

Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in this column represent “compensation actually paid” to each PEO and the other
NEO
s (on average), as applicable, as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for 2025 were adjusted as follows:

	2025
	PEO 1	Non-PEO NEOs (average)

Summary Compensation Table Total ($)	22,837,152	4,572,043

Adjustments

Stock/Unit Awards ($)	(18,386,226)	(2,917,591)

Fair Value of Equity Awards ($)

Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	13,752,131	1,811,001

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	—	(471,036)

Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year ($)	—	3,403

Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	—	239,452

Change in Fair Value of Awards Granted in Prior Years that Failed to Vest	—	(1,791,335)

Total Adjustments for Fair Value of Equity Awards ($)	13,752,131	(208,515)

Compensation Actually Paid ($)	18,203,057	1,445,937

Equity awards granted to our PEOs and other NEOs during 2025 included (i) RSAs, (ii) RSUs, (iii) PSAs with vesting tied to the achievement of a specified VWAP Value, and (iv) PSUs with vesting tied to achievement of total revenue performance goals. To estimate the fair value of the PSAs, we considered the historical performance for the Company over the realized performance period, and then simulated the stock prices for the Company over the remaining performance period. We considered the risk-free rates as of the measurement dates and the equity volatilities for the Company as of the measurement dates using an approach consistent with the grant date fair value analysis.

Non-PEO NEO Average Total Compensation Amount	$ 4,572,043	$ 4,104,572	$ 13,564,401	$ 4,755,734	$ 7,891,945
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,445,937	2,664,852	5,935,253	2,468,497	3,323,073
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported in this column represent “compensation actually paid” to each PEO and the other
NEO
s (on average), as applicable, as calculated in accordance with Item 402(v) of Regulation
S-K.
To determine the “compensation actually paid”, the amounts reported in the “Total” column of the Summary Compensation Table for 2025 were adjusted as follows:

	2025
	PEO 1	Non-PEO NEOs (average)

Summary Compensation Table Total ($)	22,837,152	4,572,043

Adjustments

Stock/Unit Awards ($)	(18,386,226)	(2,917,591)

Fair Value of Equity Awards ($)

Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year ($)	13,752,131	1,811,001

Change in Fair Value of Outstanding and Unvested Equity Awards Granted in the Prior Year ($)	—	(471,036)

Change in Fair Value of Prior Year Equity Awards Vested in the Covered Year ($)	—	3,403

Fair Value on Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	—	239,452

Change in Fair Value of Awards Granted in Prior Years that Failed to Vest	—	(1,791,335)

Total Adjustments for Fair Value of Equity Awards ($)	13,752,131	(208,515)

Compensation Actually Paid ($)	18,203,057	1,445,937

Equity awards granted to our PEOs and other NEOs during 2025 included (i) RSAs, (ii) RSUs, (iii) PSAs with vesting tied to the achievement of a specified VWAP Value, and (iv) PSUs with vesting tied to achievement of total revenue performance goals. To estimate the fair value of the PSAs, we considered the historical performance for the Company over the realized performance period, and then simulated the stock prices for the Company over the remaining performance period. We considered the risk-free rates as of the measurement dates and the equity volatilities for the Company as of the measurement dates using an approach consistent with the grant date fair value analysis.

Equity Valuation Assumption Difference, Footnote	Equity awards granted to our PEOs and other NEOs during 2025 included (i) RSAs, (ii) RSUs, (iii) PSAs with vesting tied to the achievement of a specified VWAP Value, and (iv) PSUs with vesting tied to achievement of total revenue performance goals. To estimate the fair value of the PSAs, we considered the historical performance for the Company over the realized performance period, and then simulated the stock prices for the Company over the remaining performance period. We considered the risk-free rates as of the measurement dates and the equity volatilities for the Company as of the measurement dates using an approach consistent with the grant date fair value analysis.
Compensation Actually Paid vs. Total Shareholder Return
The following chart shows, for the years ended December 31, 2021, 2022, 2023, 2024 and 2025, the relationship between (i) the compensation actually paid to our PEO(s) and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our cumulative TSR and (y) the cumulative TSR of the peer group:

Compensation Actually Paid vs. Net Income
The following chart shows, for the years ended D
ece
mber 31, 2021, 2022, 2023, 2024 and 2025, the relationship between (i) the compensation actually paid to our PEO(s) and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Compensation Actually Paid vs. Company Selected Measure
The following chart shows, for the years ended D
ece
mber 31, 2021, 2022, 2023, 2024 and 2025, the relationship between (i) the compensation actually paid to our PEO(s) and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Total Shareholder Return Vs Peer Group
The following chart shows, for the years ended December 31, 2021, 2022, 2023, 2024 and 2025, the relationship between (i) the compensation actually paid to our PEO(s) and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our cumulative TSR and (y) the cumulative TSR of the peer group:

Tabular List, Table
The following table contains the most important financial measures used to link executive co mpen
sation actually paid, for the year ended December 31, 2025, to the Company’s performance.

Most Important Financial Performance Measures

Revenue

Adjusted EBITDA

Total Shareholder Return Amount	$ 35.95	45.91	45.93	68.61	91.81
Peer Group Total Shareholder Return Amount	180.77	163.58	141.38	93.85	127.38
Net Income (Loss)	$ 453,395,554	$ 502,007,687	$ 340,787,923	$ 281,389,330	$ 195,960,264
Company Selected Measure Amount	882,256,951	775,442,119	719,302,774	579,711,116	419,286,728
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The following chart shows, for the years ended D
ece
mber 31, 2021, 2022, 2023, 2024 and 2025, the relationship between (i) the compensation actually paid to our PEO(s) and the compensation actually paid, on average, to our other NEOs, and (ii) each of (x) our net income, (y) our adjusted EBITDA and (z) our revenue:

Other Performance Measure, Amount	2,051,699,520	1,883,150,778	1,693,673,771	1,375,217,646	1,055,523,820
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Chad Richison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 22,837,152	$ 3,454,117	$ 3,118,606	$ 3,138,418	$ 2,958,410
PEO Actually Paid Compensation Amount	$ 18,203,057	(65,630,983)	$ (110,909,644)	$ (149,491,892)	$ 62,994,260
PEO Name	Chad Richison
Chris G. Thomas [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		12,088,037
PEO Actually Paid Compensation Amount		$ (1,049,574)
PEO Name	Chris G. Thomas
PEO | Chad Richison [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,752,131
PEO | Chad Richison [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,752,131
PEO | Chad Richison [Member] | Stock/Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,386,226)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,515)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,811,001
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(471,036)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,452
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,403
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,791,335)
Non-PEO NEO | Stock/Unit Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,917,591)